Subsidiary Guarantors (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Apr. 15, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	$ 3,475					$ 3,475
Acquisition Costs, Period Cost						0	(51,377)
Percentage of agragate limited partner interest					100.00%	100.00%
Current assets:
Accounts receivable	5,646					5,646			1,958
Unbilled revenue	23,756					23,756			21,512
Risk management assets	1,050					1,050			969
Other current assets	5,226					5,226			3,226
Assets Held-for-sale, Current	1,276					1,276			0
Total current assets	40,427					40,427			28,241
Property, plant and equipment, net	316,655					316,655			223,819
Noncurrent assets held for sale, net	3,016					3,016			0
Intangible Assets, Net (Excluding Goodwill)	4,351					4,351			0
Goodwill	16,447					16,447			0
Deferred Tax Assets, Gross	5,741					5,741			0
Investment in subsidiaries	0					0			0
Other assets	6,202					6,202			4,636
Total assets	392,839					392,839			256,696
Current liabilities:
Accounts payable	2,248					2,248			5,527
Accrued gas purchases	16,320					16,320			17,034
Risk management liabilities	349					349			0
Less: current portion of long-term debt	7,281					7,281			0
Due to Affiliate	20,000					20,000			0
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,355					1,355			0
Accrued expenses and other current liabilities	17,548					17,548			9,619
Total current liabilities	65,101					65,101			32,180
Risk management liabilities	122					122			0
Asset retirement cost	34,440					34,440			8,319
Other Liabilities, Noncurrent	215					215			309
Long- term debt, excluding current maturities	124,888					124,888			128,285
Deferred Tax Liabilities, Gross	10,760					10,760			0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	986					986			0
Total liabilities	236,512					236,512			169,093
Series A convertible preferred units	92,912					92,912		90,000	0
Partners' Capital	56,015					56,015			80,165
Non-controlling interest	7,400					7,400			7,438
Total liabilities and partners’ capital	63,415					63,415			87,603
Total liabilities, partners’ capital and non-controlling interest	392,839					392,839			256,696
Revenues:
Revenue	80,035		54,347			216,516	138,423
Loss on commodity derivatives, net	(499)		(946)			110	3,157
Total revenue	79,536		53,401			216,626	141,580
Natural Gas Midstream Costs	57,973		41,365			162,671	100,075
Direct Operating Costs	8,344		5,329			20,898	11,550
Selling, General and Administrative Expense	5,157		3,246			13,748	10,101
Allocated Share-based Compensation Expense	392		474			1,877	1,272
Depreciation	6,500					18,900
Operating Expenses:
Depreciation and Accretion Expense, Including Discontinued Operation						22,355	15,819
Depreciation, Depletion and Amortization	7,880		5,504			22,271	15,722
Total operating expenses	79,746		55,918			221,465	138,720
Gain on sale of assets, net	0		4			0	121
Loss on impairment of property, plant and equipment	0	(100)	0			(15,232)	0
Gain on involuntary conversion of property, plant and equipment	0	400	0			343	0
Operating (loss) income	(210)		(2,513)			(19,728)	2,981
(Loss) earnings from consolidated affiliates	0		0			0	0
Other Income (expenses):
Interest Expense	2,636		1,501			6,958	3,083
Net (loss) income from continuing operations	(2,632)		(4,014)			(26,097)	(102)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(2,846)		(4,014)			(26,686)	(102)
Income Tax Expense (Benefit)	247		0			662	0
Income Tax Expense (Benefit), Continuing Operations	214					589
Income (loss) from operations of disposal groups	91		(12)			(1,766)	94
Net loss attributable to the Partnership	(2,731)		(4,275)	(4,275)		(28,396)	(257)
Less: Comprehensive income attributable to noncontrolling interests	190		249			533	249
Net loss	(2,541)		(4,026)			(27,863)	(8)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities						15,587	16,476
Cash flows from investing activities
Additions to property, plant and equipment						(22,842)	(4,465)
Insurance proceeds from involuntary conversion of property, plant and equipment	600	500				482	0
Proceeds from disposals of property, plant and equipment						0	126
Net contributions from affiliates						0	0
Net distributions to affiliates						0	0
Net cash provided (used) in investing activities						(22,360)	(55,716)
Cash flows from financing activities
Net contributions from affiliates						0	0
Net distributions to affiliates						0	0
Proceeds from Partnership Contribution						13,075	13
Unit holder distributions						(12,458)	(12,050)
Proceeds from Issuance of Convertible Preferred Units						14,393	0
Net distributions to non-controlling interest owners						(571)	(249)
LTIP tax netting unit repurchase						(400)	(88)
Deferred debt issuance costs						(1,509)	(1,140)
Payments on other debt						(2,231)	0
Borrowings on other debt						1,495	0
Repayments of Other Debt						(1,072)	0
Proceeds from Other Debt						6,200	0
Payments on long-term debt						(99,821)	(42,310)
Borrowings on long-term debt						92,571	94,690
Net cash provided (used) in financing activities						9,672	38,866
Net increase (decrease) in cash and cash equivalents						2,899	(374)
Cash and Cash Equivalents
Beginning of period		576	497		871	576	871
End of period	3,473		497	497	497	3,473	497
Supplemental cash flow information
Interest payments						5,051	1,894
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment						(6,080)	808
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						59,995	0
Fair value of Series A Units in excess of value of contributed High Point System	0			0	0	15,612	0
Accrued and in-kind unitholder distribution for Series A Units						2,912	0
Noncontrolling Interest, Ownership Percentage by Parent	87.40%					87.40%
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	(34)		23			(90)	40
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,575)		(4,003)			(27,953)	32
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(2,765)		(4,252)			(28,486)	(217)
Parent Company [Member]
Guarantor Obligations [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid			0				0
Current assets:
Accounts receivable	0					0			0
Unbilled revenue	0					0			0
Risk management assets	0					0			0
Other current assets	0					0			0
Assets Held-for-sale, Current	0					0
Total current assets	1					1			1
Property, plant and equipment, net	0					0			0
Noncurrent assets held for sale, net	0					0
Intangible Assets, Net (Excluding Goodwill)	0					0
Goodwill	0					0
Deferred Tax Assets, Gross	0					0
Investment in subsidiaries	149,782					149,782			80,164
Other assets	0					0			0
Total assets	149,783					149,783			80,165
Current liabilities:
Accounts payable	0					0			0
Accrued gas purchases	0					0			0
Risk management liabilities	856					856
Other debt	0					0
Risk management liabilities	0					0
Due to Affiliate	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0					0
Accrued expenses and other current liabilities									0
Total current liabilities	856					856			0
Risk management liabilities	0					0
Asset retirement cost	0					0			0
Other Liabilities, Noncurrent	0					0			0
Long- term debt, excluding current maturities	0					0			0
Deferred Tax Liabilities, Gross	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0					0
Total liabilities	856					856			0
Series A convertible preferred units	92,912					92,912
Partners' Capital	56,015					56,015			80,165
Non-controlling interest	0					0			0
Total liabilities and partners’ capital	56,015					56,015			80,165
Total liabilities, partners’ capital and non-controlling interest	149,783					149,783			80,165
Revenues:
Revenue	0		0			0	0
Loss on commodity derivatives, net	0					0	0
Total revenue	0		0			0	0
Natural Gas Midstream Costs	0		0			0	0
Direct Operating Costs	0		0			0	0
Selling, General and Administrative Expense	0		0			0	0
Allocated Share-based Compensation Expense	0		0			0	0
Depreciation	0		0			0	0
Operating Expenses:
Total operating expenses	0		0			0	0
Gain on sale of assets, net
Loss on impairment of property, plant and equipment						0
Gain on involuntary conversion of property, plant and equipment						0
Operating (loss) income	0		0			0	0
(Loss) earnings from consolidated affiliates	(2,731)		(4,275)			(28,396)	(257)
Other Income (expenses):
Interest Expense	0		0			0	0
Net (loss) income from continuing operations	(2,731)		(4,275)			(28,396)	(257)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest						(28,396)
Income Tax Expense (Benefit)	0					0
Income (loss) from operations of disposal groups	0		0			0	0
Net loss attributable to the Partnership	(2,731)		(4,275)			(28,396)	(257)
Less: Comprehensive income attributable to noncontrolling interests	0		0			0	0
Net loss	(2,731)		(4,275)			(28,396)	(257)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities						0	0
Cash flows from investing activities
Additions to property, plant and equipment						0	0
Insurance proceeds from involuntary conversion of property, plant and equipment						0	0
Net contributions from affiliates						12,458	12,050
Net distributions to affiliates						27,468	13
Net cash provided (used) in investing activities						(15,010)	12,037
Cash flows from financing activities
Net contributions from affiliates						0	0
Net distributions to affiliates						0	0
Proceeds from Partnership Contribution						13,075	13
Unit holder distributions						(12,458)	(12,050)
Proceeds from Issuance of Convertible Preferred Units						14,393
Net distributions to non-controlling interest owners						0	0
LTIP tax netting unit repurchase						0	0
Deferred debt issuance costs						0	0
Payments on other debt						0
Borrowings on other debt						0
Repayments of Other Debt						0
Proceeds from Other Debt						0
Payments on long-term debt						0	0
Borrowings on long-term debt						0	0
Net cash provided (used) in financing activities						15,010	(12,037)
Net increase (decrease) in cash and cash equivalents						0	0
Cash and Cash Equivalents
Beginning of period		1				1
End of period	1					1
Supplemental cash flow information
Interest payments						0	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment						0	0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						59,995
Fair value of Series A Units in excess of value of contributed High Point System						15,612
Accrued and in-kind unitholder distribution for Series A Units						2,912
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	(34)		23			(90)	40
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,765)		(4,252)			(28,486)	(217)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(2,765)		(4,252)			(28,486)	(217)
Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents, including discontinued operations	3,474					3,474
Business Acquisition, Cost of Acquired Entity, Cash Paid			(51,377)				(51,377)
Current assets:
Accounts receivable	4,144					4,144			1,612
Unbilled revenue	20,107					20,107			18,102
Risk management assets	1,050					1,050			969
Other current assets	4,753					4,753			2,967
Assets Held-for-sale, Current	1,276					1,276
Total current assets	34,802					34,802			24,225
Property, plant and equipment, net	257,864					257,864			165,001
Noncurrent assets held for sale, net	3,016					3,016
Intangible Assets, Net (Excluding Goodwill)	4,351					4,351
Goodwill	16,447					16,447
Deferred Tax Assets, Gross	5,741					5,741
Investment in subsidiaries	53,607					53,607			51,613
Other assets	6,202					6,202			4,636
Total assets	382,030					382,030			245,475
Current liabilities:
Accounts payable	2,038					2,038			5,100
Accrued gas purchases	13,706					13,706			14,606
Risk management liabilities	16,576					16,576
Other debt	7,281					7,281
Risk management liabilities	349					349
Due to Affiliate	20,000					20,000
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,355					1,355
Accrued expenses and other current liabilities									9,150
Total current liabilities	61,305					61,305			28,856
Risk management liabilities	122					122
Asset retirement cost	33,972					33,972			7,861
Other Liabilities, Noncurrent	215					215			309
Long- term debt, excluding current maturities	124,888					124,888			128,285
Deferred Tax Liabilities, Gross	10,760					10,760
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	986					986
Total liabilities	232,248					232,248			165,311
Series A convertible preferred units	0					0
Partners' Capital	149,782					149,782			80,164
Non-controlling interest	0					0			0
Total liabilities and partners’ capital	149,782					149,782			80,164
Total liabilities, partners’ capital and non-controlling interest	382,030					382,030			245,475
Revenues:
Revenue	66,363		39,346			179,059	123,422
Loss on commodity derivatives, net	(499)		(946)			110	3,157
Total revenue	65,864		38,400			179,169	126,579
Natural Gas Midstream Costs	47,361		30,194			134,041	88,904
Direct Operating Costs	7,138		4,351			17,490	10,572
Selling, General and Administrative Expense	5,157		3,150			13,748	10,005
Allocated Share-based Compensation Expense	392		474			1,877	1,272
Depreciation	7,465		5,102			21,028	15,320
Operating Expenses:
Total operating expenses	67,513		43,271			188,184	126,073
Gain on sale of assets, net			4				121
Loss on impairment of property, plant and equipment						(15,232)
Gain on involuntary conversion of property, plant and equipment						343
Operating (loss) income	(1,649)		(4,867)			(23,904)	627
(Loss) earnings from consolidated affiliates	1,249		2,105			3,643	2,105
Other Income (expenses):
Interest Expense	2,636		1,501			6,958	3,083
Net (loss) income from continuing operations	(2,822)		(4,263)			(26,630)	(351)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest						(27,219)
Income Tax Expense (Benefit)	214					589
Income (loss) from operations of disposal groups	91		(12)			(1,766)	94
Net loss attributable to the Partnership	(2,731)		(4,275)			(28,396)	(257)
Less: Comprehensive income attributable to noncontrolling interests	0		0			0	0
Net loss	(2,731)		(4,275)			(28,396)	(257)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities						11,413	14,122
Cash flows from investing activities
Additions to property, plant and equipment						(22,841)	(4,196)
Insurance proceeds from involuntary conversion of property, plant and equipment						482	126
Net contributions from affiliates						0	0
Net distributions to affiliates						0	0
Net cash provided (used) in investing activities						(22,359)	(55,447)
Cash flows from financing activities
Net contributions from affiliates						27,468	13
Net distributions to affiliates						(8,856)	(10,214)
Proceeds from Partnership Contribution						0	0
Unit holder distributions						0	0
Proceeds from Issuance of Convertible Preferred Units						0
Net distributions to non-controlling interest owners						0	0
LTIP tax netting unit repurchase						(400)	(88)
Deferred debt issuance costs						(1,509)	(1,140)
Payments on other debt						(2,231)
Borrowings on other debt						1,495
Repayments of Other Debt						(1,072)
Proceeds from Other Debt						6,200
Payments on long-term debt						(99,821)	(42,310)
Borrowings on long-term debt						92,571	94,690
Net cash provided (used) in financing activities						13,845	40,951
Net increase (decrease) in cash and cash equivalents						2,899	(374)
Cash and Cash Equivalents
Beginning of period		575			870	575	870
End of period	3,472		496			3,472	496
Supplemental cash flow information
Interest payments						5,051	1,894
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment						(6,080)	808
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						0
Fair value of Series A Units in excess of value of contributed High Point System						0
Accrued and in-kind unitholder distribution for Series A Units						0
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	(34)		23			(90)	40
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(2,765)		(4,252)			(28,486)	(217)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	(2,765)		(4,252)			(28,486)	(217)
Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid			0				0
Current assets:
Accounts receivable	1,502					1,502			346
Unbilled revenue	3,649					3,649			3,410
Risk management assets	0					0			0
Other current assets	473					473			259
Assets Held-for-sale, Current	0					0
Total current assets	5,624					5,624			4,015
Property, plant and equipment, net	58,791					58,791			58,818
Noncurrent assets held for sale, net	0					0
Intangible Assets, Net (Excluding Goodwill)	0					0
Goodwill	0					0
Deferred Tax Assets, Gross	0					0
Investment in subsidiaries	0					0			0
Other assets	0					0			0
Total assets	64,415					64,415			62,833
Current liabilities:
Accounts payable	210					210			427
Accrued gas purchases	2,614					2,614			2,428
Risk management liabilities	116					116
Other debt	0					0
Risk management liabilities	0					0
Due to Affiliate	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0					0
Accrued expenses and other current liabilities									469
Total current liabilities	2,940					2,940			3,324
Risk management liabilities	0					0
Asset retirement cost	468					468			458
Other Liabilities, Noncurrent	0					0			0
Long- term debt, excluding current maturities	0					0			0
Deferred Tax Liabilities, Gross	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0					0
Total liabilities	3,408					3,408			3,782
Series A convertible preferred units	0					0
Partners' Capital	53,607					53,607			51,613
Non-controlling interest	7,400					7,400			7,438
Total liabilities and partners’ capital	61,007					61,007			59,051
Total liabilities, partners’ capital and non-controlling interest	64,415					64,415			62,833
Revenues:
Revenue	14,562					41,818	15,371
Loss on commodity derivatives, net	0		0			0	0
Total revenue	14,562		15,371			41,818	15,371
Natural Gas Midstream Costs	11,502		11,541			32,991	11,541
Direct Operating Costs	1,206		978			3,408	978
Selling, General and Administrative Expense	0		96			0	96
Allocated Share-based Compensation Expense	0		0			0	0
Depreciation	415		402			1,243	402
Operating Expenses:
Total operating expenses	13,123		13,017			37,642	13,017
Gain on sale of assets, net
Loss on impairment of property, plant and equipment						0
Gain on involuntary conversion of property, plant and equipment						0
Operating (loss) income	1,439		2,354			4,176	2,354
(Loss) earnings from consolidated affiliates	0		0			0	0
Other Income (expenses):
Interest Expense	0		0			0	0
Net (loss) income from continuing operations	1,439		2,354			4,176	2,354
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest						4,176
Income Tax Expense (Benefit)	0					0
Income (loss) from operations of disposal groups	0		0			0	0
Net loss attributable to the Partnership	1,249		2,105			3,643	2,105
Less: Comprehensive income attributable to noncontrolling interests	190		249			533	249
Net loss	1,439		2,354			4,176	2,354
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities						4,174	2,354
Cash flows from investing activities
Additions to property, plant and equipment						(1)	(269)
Insurance proceeds from involuntary conversion of property, plant and equipment						0	0
Net contributions from affiliates						0	0
Net distributions to affiliates						0	0
Net cash provided (used) in investing activities						(1)	(269)
Cash flows from financing activities
Net contributions from affiliates						0	0
Net distributions to affiliates						(3,602)	(1,836)
Proceeds from Partnership Contribution						0	0
Unit holder distributions						0	0
Proceeds from Issuance of Convertible Preferred Units						0
Net distributions to non-controlling interest owners						(571)	(249)
LTIP tax netting unit repurchase						0	0
Deferred debt issuance costs						0	0
Payments on other debt						0
Borrowings on other debt						0
Repayments of Other Debt						0
Proceeds from Other Debt						0
Payments on long-term debt						0	0
Borrowings on long-term debt						0	0
Net cash provided (used) in financing activities						(4,173)	(2,085)
Net increase (decrease) in cash and cash equivalents						0	0
Cash and Cash Equivalents
Beginning of period		0				0
End of period	0					0
Supplemental cash flow information
Interest payments						0	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment						0	0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						0
Fair value of Series A Units in excess of value of contributed High Point System						0
Accrued and in-kind unitholder distribution for Series A Units						0
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	0		0			0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	1,439		2,354			4,176	2,354
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	1,249		2,105			3,643	2,105
Consolidation, Eliminations [Member]
Guarantor Obligations [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid			0				0
Current assets:
Accounts receivable	0					0			0
Unbilled revenue	0					0			0
Risk management assets	0					0			0
Other current assets	0					0			0
Assets Held-for-sale, Current	0					0
Total current assets	0					0			0
Property, plant and equipment, net	0					0			0
Noncurrent assets held for sale, net	0					0
Intangible Assets, Net (Excluding Goodwill)	0					0
Goodwill	0					0
Deferred Tax Assets, Gross	0					0
Investment in subsidiaries	(203,389)					(203,389)			(131,777)
Other assets	0					0			0
Total assets	(203,389)					(203,389)			(131,777)
Current liabilities:
Accounts payable	0					0			0
Accrued gas purchases	0					0			0
Risk management liabilities	0					0
Other debt	0					0
Risk management liabilities	0					0
Due to Affiliate	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Current	0					0
Accrued expenses and other current liabilities									0
Total current liabilities	0					0			0
Risk management liabilities	0					0
Asset retirement cost	0					0			0
Other Liabilities, Noncurrent	0					0			0
Long- term debt, excluding current maturities	0					0			0
Deferred Tax Liabilities, Gross	0					0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0					0
Total liabilities	0					0			0
Series A convertible preferred units	0					0
Partners' Capital	(203,389)					(203,389)			(131,777)
Non-controlling interest	0					0			0
Total liabilities and partners’ capital	(203,389)					(203,389)			(131,777)
Total liabilities, partners’ capital and non-controlling interest	(203,389)					(203,389)			(131,777)
Revenues:
Revenue	(890)		(370)			(4,361)	(370)
Loss on commodity derivatives, net	0		0			0	0
Total revenue	(890)		(370)			(4,361)	(370)
Natural Gas Midstream Costs	(890)		(370)			(4,361)	(370)
Direct Operating Costs	0		0			0	0
Selling, General and Administrative Expense	0		0			0	0
Allocated Share-based Compensation Expense	0		0			0	0
Depreciation	0		0			0	0
Operating Expenses:
Total operating expenses	(890)		(370)			(4,361)	(370)
Gain on sale of assets, net
Loss on impairment of property, plant and equipment						0
Gain on involuntary conversion of property, plant and equipment						0
Operating (loss) income	0		0			0	0
(Loss) earnings from consolidated affiliates	1,482		2,170			24,753	(1,848)
Other Income (expenses):
Interest Expense	0		0			0	0
Net (loss) income from continuing operations	1,482		2,170			24,753	(1,848)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest						24,753
Income Tax Expense (Benefit)	0					0
Income (loss) from operations of disposal groups	0		0			0	0
Net loss attributable to the Partnership	1,482		2,170			24,753	(1,848)
Less: Comprehensive income attributable to noncontrolling interests	0		0			0	0
Net loss	1,482		2,170			24,753	(1,848)
Statement of Cash Flows [Abstract]
Net cash provided (used) in operating activities						0	0
Cash flows from investing activities
Additions to property, plant and equipment						0	0
Insurance proceeds from involuntary conversion of property, plant and equipment						0	0
Net contributions from affiliates						(12,458)	(12,050)
Net distributions to affiliates						(27,468)	(13)
Net cash provided (used) in investing activities						15,010	(12,037)
Cash flows from financing activities
Net contributions from affiliates						(27,468)	(13)
Net distributions to affiliates						12,458	12,050
Proceeds from Partnership Contribution						0	0
Unit holder distributions						0	0
Proceeds from Issuance of Convertible Preferred Units						0
Net distributions to non-controlling interest owners						0	0
LTIP tax netting unit repurchase						0	0
Deferred debt issuance costs						0	0
Payments on other debt						0
Borrowings on other debt						0
Repayments of Other Debt						0
Proceeds from Other Debt						0
Payments on long-term debt						0	0
Borrowings on long-term debt						0	0
Net cash provided (used) in financing activities						(15,010)	12,037
Net increase (decrease) in cash and cash equivalents						0	0
Cash and Cash Equivalents
Beginning of period		0				0
End of period	0					0
Supplemental cash flow information
Interest payments						0	0
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment						0	0
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						0
Fair value of Series A Units in excess of value of contributed High Point System						0
Accrued and in-kind unitholder distribution for Series A Units						0
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	34		(23)			90	(40)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	1,516		2,147			24,843	(1,888)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	1,516		2,147			24,843	(1,888)
Terminals [Member]
Revenues:
Revenue						6,326
Loss on commodity derivatives, net	0					0
Total revenue	3,458					6,326
Natural Gas Midstream Costs	0					0
Direct Operating Costs	630					1,261
Other Income (expenses):
Net (loss) income from continuing operations	(122)		0			(536)	0
Net loss attributable to the Partnership	(175)			0		(650)	0
Supplemental non-cash information
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						22,129	0
Terminals [Member] | Parent Company [Member]
Supplemental non-cash information
Net assets contributed in exchange for the issuance of Series A convertible preferred units (see Note 3)						$ 22,129